CONVERTIBLE BOND PAYABLE (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Summary of Convertible Bonds Payable

	As of December 31,
	2021	2022
	US$	US$
2021 Series A1 Note US$ 44,000,000 1.00% due to 2026	37,148,318	41,531,679
2021 Series A2 Note US$ 21,000,000 1.00% due to 2026	21,120,487	21,330,823
2021 Series B Note US$ 90,000,000 1.00% due to 2026	90,572,871	91,474,981
	148,841,676	154,337,483